Other income (expense) (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other income (expense).
Termination of operating lease			$ 3,042
Allowance for doubtful accounts			5,454
Interest income			1,068	$ 1,340
Miscellaneous income			809
Profit or loss			$ 10,373
Shares issued upon settlement of payables	$ 1,000,000	$ 1,319,200
Shares issued upon settlement of payables (in shares) | shares	659,600	659,600
Warrants exercisable period	2 years	2 years
Warrants exercise price | $ / shares		$ 2.60
Fair value of units				1,766,227
Other expense				$ 762,575